Fair Value Measurements - Summary of Fair Value Measurements Related to Collateral Dependent Impaired Loans and OREO are Classified Within Level 3 of the Fair Value Hierarchy (Detail) (USD $)
In Thousands, unless otherwise specified
							3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Nonrecurring [Member] Level 3 [Member]	Dec. 31, 2013 Nonrecurring [Member] Level 3 [Member]	Jun. 30, 2014 Nonrecurring [Member] Level 3 [Member] Impaired Loans [Member]	Jun. 30, 2013 Nonrecurring [Member] Level 3 [Member] Impaired Loans [Member]	Jun. 30, 2014 Nonrecurring [Member] Level 3 [Member] Impaired Loans [Member]	Jun. 30, 2013 Nonrecurring [Member] Level 3 [Member] Impaired Loans [Member]	Jun. 30, 2014 Nonrecurring [Member] Level 3 [Member] Foreclosed Real Estate [Member]	Jun. 30, 2013 Nonrecurring [Member] Level 3 [Member] Foreclosed Real Estate [Member]	Jun. 30, 2014 Nonrecurring [Member] Level 3 [Member] Foreclosed Real Estate [Member]	Jun. 30, 2013 Nonrecurring [Member] Level 3 [Member] Foreclosed Real Estate [Member]
Assets that are still held (Level 3):
Impaired loans					$ 4,850	$ 5,709
Foreclosed real estate	80,988	34,682	57,767	65,640	80,988	34,682
Negative valuation adjustments:
Negative fair valuation adjustments										$ 271	$ 287	$ 1,962	$ 732	$ 2,907